Guarantees granted, commitments and contingent liabilities - Narrative (Details) € in Millions, $ in Millions							1 Months Ended										3 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2023	Jun. 03, 2022 EUR (€)	Apr. 09, 2021 consumer	Jan. 14, 2021 USD ($)	Jun. 28, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Nov. 30, 2023 employees	Nov. 30, 2023 EUR (€) employees	Nov. 30, 2023 USD ($) employees	Nov. 30, 2023 CAD ($) employees	Apr. 30, 2022 USD ($)	Apr. 30, 2021 employee vehicle	Dec. 31, 2018	Dec. 31, 2015	May 31, 2013 EUR (€)	Feb. 28, 2013	Sep. 30, 2020 EUR (€)	Nov. 30, 2021 vehicle	Dec. 31, 2023 EUR (€) plaintiff employees vehicle	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2019 EUR (€) state	Dec. 31, 2019 USD ($) state	Dec. 31, 2023 USD ($) plaintiff	Apr. 01, 2022 EUR (€)	Mar. 09, 2022 employees	Jan. 17, 2021 EUR (€)	May 31, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities																			€ 6.0	€ 24.0
Provision of guarantees or collateral by entity, related party transactions																			372.0	248.0
Deferred income including contract liabilities																			254.0	€ 236.0
Ownership period limit for repurchase obligation														1 year
Refunds provision																			468.0					$ 517,000,000
Guarantee at fair value																			0.0
Capital commitments																			3,200.0
Labor agreement, additional funding of defined benefit plan | $									$ 1,000,000,000
Collective agreements related costs, including restructuring costs and other costs																			€ 671.0
U.S. diesel emission matters, number of other States | state																						49	49
U.S. diesel emission matters, charge recognized		€ 204.0															€ 200.0				€ 266.0	€ 748.0
U.S. diesel emission matters, civil claims accrual																						€ 350.0
U.S. diesel emission matters, average price per eligible vehicle | $																							$ 2,800
U.S. diesel emission matters, agreement reached, estimate number of consumers | consumer			3,200
U.S. diesel emission matters, total number of employees indicted by department of justice | employee												3
Charge for U.S. diesel emission matters, fine, charge recognized		€ 96.0
Number of class actions filed in netherlands | employees																			2
Number of individual consumer claims defended in Germany | employees																			12,000
Korean diesel emission matters, number of vehicles impacted | vehicle												2,400
Korean diesel emission matters, number of other vehicles impacted | vehicle																		2,250
National Training Center, independent compliance monitor period													3 years
National Training Center, number of plaintiffs | plaintiff																			3					3
Tigershark engine, litigation, number of vehicles impacted | vehicle																			1,600,000
Number of atates, under california’s GHG emissions standards | employees																										17
U.S. import duties, historic rate for Ram ProMaster City vehicles																			2.50%
U.S. import duties, rate for cargo vans																			25.00%
Previous rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $				$ 5.50							$ 5.00
New base rate
Disclosure of contingent liabilities [line items]
CAFE penalty fine rate | $				$ 14.00							14.00
Penalty fine rate, new vehicles | $											$ 15.00
CAFE provision | FCA and PSA Merger
Disclosure of contingent liabilities [line items]
Contingent liabilities recognised in business combination																									€ 655.0		€ 163.0
StarPlus Energy LLC
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term																			9 years					9 years
Outstanding commitments made by entity																			€ 3,445.0
NextStar Energy Inc
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term																			2 years					2 years
Outstanding commitments made by entity																			€ 85.0
Automotive Cells Company SE (“ACC”)
Disclosure of contingent liabilities [line items]
Purchase obligation, battery production, term																			5 years					5 years
Outstanding commitments made by entity																			€ 8,091.0
Tofas-Turk Otomobil Fabrikasi A.S.
Disclosure of contingent liabilities [line items]
Outstanding commitments made by entity																			136.0
SCUSA Private-Label Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term																10 years
Deferred income including contract liabilities															€ 109.0				€ 7.4					$ 8,200,000				$ 150,000,000
Amortization period															10 years
Amended SCUSA Private-Label Financing Agreement
Disclosure of contingent liabilities [line items]
Other income					€ 53.0	$ 60,000,000
STM Financial Financing Agreement
Disclosure of contingent liabilities [line items]
Financing agreement, term														10 years
United Auto Workers
Disclosure of contingent liabilities [line items]
Reduction in the time of progression to the top wage tier, UAW collective bargaining agreement, term	8 years							3 years	3 years	3 years
Supplemental unemployment benefits eligibility, UAW collective bargaining agreement, term								90 days	90 days	90 days
Labor agreement, additional funding of defined benefit plan								€ 925.0
Number of employees covered by pension benefit plans | employees								43,000	43,000	43,000
Labor agreement, ratification bonus awarded								€ 201.0	$ 219,000,000
Unifor
Disclosure of contingent liabilities [line items]
Number of employees covered by pension benefit plans | employees							7,500
Labor agreement, ratification bonus awarded								€ 49.0		$ 72
Labor agreement, term								3 years	3 years	3 years